Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information (Unaudited)
Interest income	$ 15,196	$ 14,751	$ 14,288	$ 13,544	$ 13,219	$ 12,936	$ 12,681	$ 12,099	$ 57,779	$ 50,935	$ 46,010
Interest expense	3,692	3,443	3,261	2,790	2,351	2,183	1,861	1,612	13,186	8,007	5,663
Net interest income	11,504	11,308	11,027	10,754	10,868	10,753	10,820	10,487	44,593	42,928	40,347
Provision for loan losses	475	250	450	300	530	555	330	350	1,475	1,765	1,425
Noninterest income	2,436	2,324	2,378	2,203	2,263	2,181	2,099	2,407	9,341	8,950	8,315
Investment gains (losses), net	(1)	50	108	98	5	0	0	0	255	5	602
Noninterest expense	10,259	9,888	9,931	10,254	9,999	9,766	9,687	9,350	40,332	38,802	36,807
Income tax expense	586	446	225	411	4,979	847	983	1,093	1,668	7,902	3,750
Net income	$ 2,619	$ 3,098	$ 2,907	$ 2,090	$ (2,372)	$ 1,766	$ 1,919	$ 2,101	$ 10,714	$ 3,414	$ 7,282
Net income per share
Basic earnings per share (in dollars per share)	$ 0.44	$ 0.51	$ 0.48	$ 0.35	$ (0.39)	$ 0.29	$ 0.32	$ 0.35	$ 1.78	$ 0.56	$ 1.19
Diluted earnings per share (in dollars per share)	$ 0.44	$ 0.51	$ 0.48	$ 0.35	$ (0.39)	$ 0.29	$ 0.32	$ 0.35	$ 1.78	$ 0.56	$ 1.19